RiverSource®
Structured Solutions 2SM annuity
Single Purchase Payment Deferred Index-Linked Annuity Contract and Interests therein
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center)
Summary Prospectus for New Investors
May 1, 2026
This Summary Prospectus summarizes key features of the RiverSource Structured Solutions 2 annuity (the Contract), a group deferred combination fixed/variable annuity contract issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”) . The Contract offers 3-year and 6-year surrender charge schedules. Before you invest, you should also review the prospectus for the Contract, which contains more information about the Contract’s features, benefits, and risks. You can find this document and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919, by sending an email request to riversourcesharholdercomms@ampf.com or by calling your financial advisor.
You may cancel your contract within 10 days of receiving it without paying fees or penalties.
In some states, this cancellation period may be longer. If you cancel your Contract during this period, We will issue a refund and you will not be subject to a Surrender Charge or Market Value Adjustment. Your state’s law will determine the amount you will receive and the length of time to request the refund. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including index-linked annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 1

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Key Terms
These terms can help you understand details about your Contract.
Age. The number of whole years since birth, which is the same as the Age as of a person's latest birthday. If You were born on February 29, We will use February 28 in determining Your Age in years when February only has 28 Days.
Annual Fee (Reduction Rate). A percentage that applies to certain Indexed Accounts (as defined in Your Contract) which is used to determine the Total Reduction Rate.
Annualized Income Rate. A declared annualized percentage that is used to determine the Monthly Income for the Income Choice crediting method and limits positive Index returns.
Annuitant. The person or persons on whose life periodic Annuity Payments depend.
Annuity Payments. Periodic payments We make to You, or other named recipient(s), beginning on the Annuitization Start Date.
Buffer. A protection option for certain Crediting Methods. The Buffer percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. If the Index rate of return is more negative than the Buffer percentage, the negative Index rate of return will be reduced by the Buffer percentage. If the Index rate of return is negative and between zero and the Buffer percentage (inclusive of the Buffer percentage), the Segment will not have a loss due to negative Index performance. The Buffer percentage for each applicable Indexed Account will not change for the duration of the Contract.
Business Day. Any day, Monday through Friday, on which the New York Stock Exchange (“NYSE”) is open for regular trading. Our Business Day ends at 4 p.m. Eastern time unless the NYSE closes earlier. When the NYSE closes, the next Business Day starts. If the Securities and Exchange Commission determines the existence of emergency conditions on any day and, consequently, the NYSE does not open for regular trading, then that day is not a Business Day. We will process your transaction request (such as a transfer or surrender request) as of the Business Day We receive Your request.
Cap. For certain Crediting Methods, a declared maximum rate of return for a Segment when the Index rate of return is positive.
Code. The Internal Revenue Code of 1986, as amended.
Contingent Return. A declared rate of return for certain Crediting Methods that limits positive Index returns. You will earn a predetermined rate of return if the Index rate of return is positive or is a loss that does not exceed the Buffer or Trigger percentage.
Contract Anniversary. The same Day and month as the Contract Date each year that the Contract remains in force.
Contract Date. The effective date of the Contract from which Contract Anniversaries and Contract years are determined.
Contract Value. The sum of the values in the Interim Account and the Indexed Account(s).
Crediting Method. A method used to determine the Segment rate of return.
Day. A calendar day, unless specified otherwise.
Full Surrender Value. The Contract Value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits):
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less any Surrender Charge, and
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less any pro rata rider charges, and
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plus any Market Value Adjustment.
Good Order. We cannot process Your transaction request relating to the Contract until We have received the request in Good Order at our Service Center. “Good order” means the actual receipt of the transaction request in writing, along with all information, forms and supporting legal documentation necessary to affect the transaction. To be in “Good Order,” Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions. This information and documentation generally include Your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the Indexed Accounts and the Interim Account (if applicable) affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that We may require. For certain transactions, at Our option, We may require the signature of all Contract Owners for the request to be in Good Order. With respect to purchase requests, “Good Order” also generally includes receipt of sufficient payment by Us to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirements at any time.
Index. A published index used to determine the Segment rate of return or the reference rate for the Market Value Adjustment. For purposes of this Contract, an Exchange Traded Fund (ETF) is considered an index.
Index Value. The published closing value of a particular Index for any Business Day. When calculating the Index rate of return, if the Index provider did not publish an Index Value on a Day, We will use the Index Value on the next Business Day. When determining the MVA reference rate, if the MVA Index was not published on a Day, We will use the most recently published closing value prior to that Day. We will not use an Index Value from a non-Business Day, even if the Index provider publishes a value on that Day.

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Indexed Account. An option available to which You allocate the purchase payment and Contract Value. Each Indexed Account includes an Index(es), Crediting Method, duration, and protection option with a protection percentage. The Crediting Method, duration and applicable protection option and percentage for each Indexed Account will not change for the duration of the Contract.
Interim Account. An option available to which You may allocate Contract Value after the MVA Period or after a spousal continuation, subject to the limits in the Transfer of Contract Value provision. Also, used to hold amounts for the optional automated transfer program and transfers of the Monthly Income amount if elected by You. Amounts applied to the Interim Account earn a declared rate of interest.
Investment Base. The Investment Base is used to calculate the Segment Value. Each Segment has its own Investment Base. When a Segment starts, the Investment Base is set equal to the portion of the purchase payment or Contract Value that is allocated to an Indexed Account. The Investment Base is adjusted proportionally for partial surrenders and any rider charges based on the percentage of Segment Value that is surrendered/deducted (i.e. the Investment Base is reduced by more or less than the dollar amount surrendered/deducted depending on whether the Segment Value is less than or greater than the Investment Base, which is generally dependent upon the performance of the Index in addition to other factors. See “Valuing Your Investment – Indexed Account(s) Value” for more information). The Investment Base is separate from Your Contract Value and Segment Value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Market Value Adjustment (MVA): A positive or negative adjustment that applies to surrenders (including the Total Surrender Charge Free Amount and required minimum distributions) or amounts applied to an annuity payment plan during the MVA Period. The MVA Period is equal to the Surrender Charge period that You select. An MVA will not apply to surrenders from the Interim Account or Income Choice monthly income.
Monthly Anniversary. The same Day of each month following the Segment start date. If the Day does not exist in any month, We will consider the last calendar Day of that month as the Monthly Anniversary.
Monthly Income. The amount payable each month for a Segment with an Income Choice Crediting Method.
Owner, You, Your. "Owner," "You" or "Your" refer to the Owner or Owners of this Contract. Any Contract provisions based on the Age of the Owner will be based on the Age of the oldest Owner. Any ownership change, including continuation of the contract by Your spouse under the Spouse’s Option to Continue Contract provision, redefines "Owner," "You" and "Your" as the new Owner.
Rate Lock Period. A period measured from the application date. If the Contract is issued during this period, the initial Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates will be based on those in effect on the application date. For Contracts with applications signed on or after May 4, 2026, the Rate Lock Period is 60 days plus the number of days until the next Business Day after the 60th day. For Contracts with applications signed prior to May 4, 2026, the Rate Lock Period is 30 days plus the number of days until the next Business Day after the 30th day.
Segment. A Segment is created each time an amount is allocated to an Indexed Account. A Segment can only start on the Contract Date or on a Contract Anniversary.
Segment Lock Date. The Business Day the Segment is locked by either the elective or automatic lock feature.
Segment Maturity Date. The date a Segment ends. This is the Contract Anniversary date either (1) after the specified number of years following the Segment start date or (2) as changed by either an elective or automatic lock.
Segment Value. The amount of Your Contract Value that is allocated to a Segment. The value fluctuates daily.
Segment Value Calculation. The calculation used to determine the daily Segment Value on any day other than on the Segment start date and the Segment Maturity Date. The result of this calculation determines the amount available for full and partial surrenders (including RMDs and the Total Surrender Charge Free Amount), death benefits, and amounts applied to an annuity payment plan, as well as for the elective and automatic lock features.
Surrender Charge. A charge We may deduct, based on the Surrender Charge schedule You selected at the time of application, if You surrender all or part of Your Contract Value before the end of the Surrender Charge period. A Surrender Charge does not apply to the Total Surrender Charge Free Amount.
Surrender Value. The amount You are entitled to receive if You make a full surrender from Your Contract. It is the Contract Value as of the Business Day we receive your request less any Surrender Charges less any rider charges plus any Market Value Adjustment.
Total Reduction Rate. A percentage (based on the Annual Fee (Reduction Rate) and the duration of the Indexed Account) that applies to certain Indexed Accounts. It reduces the Segment rate of return (e.g., lowers a positive Segment rate of return and increases a negative Segment rate of return) on the Segment Maturity Date. Prior to the Segment Maturity Date, a portion of the Total Reduction Rate is reflected in the Segment Value based on the portion of the Segment that has elapsed. In Your Contract, this is defined as “total fee”.

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Total Surrender Charge Free Amount. The total amount You may surrender in any contract year during the Surrender Charge period without incurring a Surrender Charge. The Total Surrender Charge Free Amount is subject to the Segment Value Calculation if surrendered before the Segment Maturity Date. A Market Value Adjustment will apply to the Total Surrender Charge Free Amount during the Surrender Charge period.
Trigger. A protection option for Contingent Return, only available for Contacts with applications signed prior to May 4, 2026. The Trigger percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. If the Index rate of return is more negative than the Trigger percentage, this option provides no protection, and the Segment will incur the full negative Index rate of return (unlike the Buffer protection that would reduce the loss). If the Index rate of return is negative and between zero and the Trigger percentage (inclusive of the Trigger percentage), the Segment will not have a loss due to negative Index performance. The Trigger percentage for each applicable Indexed Account will not change for the duration of Your Contract.
Upside Participation Rate. A declared percentage that may adjust the rate of return for certain Crediting Methods.
We, Us, Our. Any reference to "We," "Us" or "Our" means RiverSource Life Insurance Company.
Written Request. A request in writing on a form acceptable to Us, signed by You and delivered to Us at Our service center. We may allow requests by other methods agreed to by Us.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 5

Overview of the Contract
This summary provides a brief overview of the RiverSource Structured Solutions 2 annuity.
The RiverSource Structured Solutions 2 annuity is a single purchase payment deferred indexed-linked annuity contract issued by RiverSource Life. The Contract may vary in Your state. This prospectus describes all material features of the Contract.
Purpose
The purpose of the Contract is to allow You to accumulate money for retirement or similar long-term goals. Until You decide to annuitize the Contract, You can take partial or full surrenders and if You die before the Contract is annuitized We pay a death benefit to Your Beneficiary(s). After the Annuitization Start Date, We make payments based on the annuity payment option You select and Your Contract Value. All payments under the Contract are subject to the terms and conditions described in this prospectus.
The Contract may be appropriate for You if You have a long investment time horizon and are looking for indirect exposure to equity markets through investment options that provide a level of protection from loss, and/or You are looking for tax-deferred growth.
This Contract is not for You if You are looking for a short-term investment or if You plan to take surrenders before the end of the Surrender Charge period and MVA Period. Investment in the Contract involves investment risks, including possible loss of principal and previous earnings on prior and current Segments. You should carefully consider whether You should purchase this Contract if You intend to take partial surrenders before a Segment Maturity Date, or prior to the end of the applicable Surrender Charge period and MVA Period. See “Principal Risks of Investing in the Contract”.
Phases
The Contract has two phases: the Accumulation Phase and the Income phase.
Accumulation Phase. During the Accumulation Phase, You grow your Contract Value and its benefits by investing Your purchase payment and any accumulated earnings in the investment options available under the Contract, which include one or more Indexed Accounts and the Interim Account (when available). Each Segment earns a rate of return (which may be positive, negative, or zero) on the Segment Maturity Date based on the Index performance and Crediting Method. The Interim Account, which You can invest in after the MVA Period ends or after a spousal continuation, credits a declared annual rate of interest for one-year periods. Your Contract Value impacts the value of your Contract’s benefits during the Accumulation Phase, as well as the amount available for surrenders, annuitization and death benefits.
Additional information about each of the investment options available under the Contract is provided in an appendix to this prospectus. See Appendix – Investment Options Available Under the Contract.
Each time You make an allocation to an Indexed Account, a new Segment is created. Each of the Indexed Accounts tracks the performance of an Index(es) for the duration of a Segment. We will determine the Segment rate of return, which may be positive, negative, or zero, at the end of each Segment based, in part, on the performance of the Index(es). You could lose a significant amount of money if the Index(es) declines in value. Each Indexed Account includes an underlying Index(es), a Crediting Method which includes a specific protection option and level of protection, and a Segment duration of 1, 2, 3, or 6 years (also referred to as the “Segment term” or “term”).
For each Segment, on the Segment Maturity Date, the Segment rate of return will be applied to the amount You allocate to the Segment (“Investment Base”), which will be reduced for any partial surrenders or rider charges deducted. To calculate the Segment rate of return on the Segment Maturity Date, We first calculate the change in Index Value during the Segment term. Except for the Annual Lock with Buffer crediting method, the change in Index Value for each Segment is measured using a Point-to-Point method, which means that We determine the difference between the Index Value on the Segment start date and the Index Value on the Segment Maturity Date. This difference results in the Index rate of return. Except for Segments with the Annual Lock with a Buffer crediting method, the Segment rate of return is based on the Index rate of return at a single point in time (the Segment Maturity Date). It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date. The Index rate of return, like the Segment rate of return, may be positive, negative, or zero depending on the Index performance during the Segment.
After calculating the Index rate of return, we then calculate the Segment rate of return, which (except for the Annual Lock crediting method) is determined by applying the applicable Crediting Method of the Indexed Account to the Index rate of return.
We may limit the negative Index rate of return used on the Segment Maturity Date through the protection option of the Indexed Account. Each Crediting Method provides a level of protection from negative Index performance in the form of a Buffer or Trigger.

6 RiverSource Structured Solutions 2 annuity — Summary Prospectus

Buffer. The Buffer percentage is the maximum percentage decrease in the Index Value before the Segment rate of return will incur a loss. If the Index rate of return is more negative than the Buffer percentage, the Segment rate of return will be negative by the amount that the Index rate of return exceeds the Buffer percentage. For example, if the Index rate of return is -15%, and the Buffer percentage is -10%, the Segment rate of return will be -5% (which is the amount that the negative Index rate of return exceeds the Buffer percentage) on the Segment Maturity Date. If the negative Index rate of return is between 0% and the Buffer percentage (inclusive of the Buffer percentage), the Segment rate of return will not reflect a loss due to negative Index performance. A Buffer of -100% will not result in any loss due to negative Index performance on the Segment Maturity Date, regardless of the Index rate of return. For Indexed Accounts with an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the Buffer is applied, which will increase a negative Segment return or turn a zero Segment return negative. The Buffer percentage for each applicable Indexed Account will not change for the duration of the Contract.
Trigger. For the Contingent Return crediting method, similar to a Buffer, the Trigger percentage is the maximum percentage decrease in the Index Value before the Segment rate of return will reflect a loss. However, if the Index rate of return is more negative than the Trigger percentage, this option provides no protection, and the Segment rate of return will be equal to the full negative Index rate of return (unlike the Buffer protection that would reduce the loss). If the Index rate of return is negative and between zero and the Trigger percentage (inclusive of the Trigger percentage), the Segment rate of return will be positive equal to the Contingent Return, and the Segment will not incur a loss due to negative Index performance. For example, if the Index rate of return is -35%, and the Trigger percentage is -30%, the Segment rate of return will be -35% (which is the full negative Segment rate of return) on the Segment Maturity Date. The Trigger percentage for each applicable Indexed Account will not change for the duration of Your Contract.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%. See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for more information.
We may also limit the positive Index rate of return used on the Segment Maturity Date according to the Cap, Contingent Return, Annualized Income Rate, and/or Total Reduction Rate of the applicable Crediting Method.
Cap. We apply a Cap to a positive Index return which may limit any positive Segment rate of return at the end of the term. A Cap is a declared maximum Segment rate of return when the Index rate of return is positive. For example, if the Index rate of return is 15%, and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to and including the Cap) on the Segment Maturity Date. For Indexed Accounts with an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the Cap is applied. The Guaranteed Minimum Cap for any currently offered Indexed Account with a -100% Buffer is 2% for 1-year terms, 3% for 3-year terms, and 4% for 6-year terms. The Guaranteed Minimum Cap for any other currently offered Indexed Account is 2% for 1-year terms and all Annual Lock options, 6% for 3-year terms, and 8% for 6-year terms.
Upside Participation Rate. The Upside Participation Rate is a specified percentage applied to any positive Index performance that is used to calculate the Segment rate of return for certain Crediting Methods. The Upside Participation Rate is a declared percentage multiplied by the positive Index rate of return, limited by the Cap (if applicable) to determine the Segment rate of return. For example, if the Index rate of return is 15%, and the Upside Participation Rate is 120%, the Segment rate of return will be 18% (the Upside Participation Rate multiplied by the Index rate of return) on the Segment Maturity Date. If the Cap was 17%, then the Segment rate of return would be limited to 17%. Upside Participation Rates of 100% will neither increase nor decrease the Segment rate of return relative to the Index rate of return, and Upside Participation Rates greater than 100% will increase the Segment rate of return relative to the Index rate of return, up to the Cap (if applicable). For Indexed Accounts with an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the Upside Participation Rate and any Cap is applied. The Guaranteed Minimum Upside Participation Rate for any currently offered Indexed Account is 100%.
Annualized Income Rate. The Annualized Income Rate is a declared annualized percentage that is used to determine the Monthly Income for the Income Choice Indexed Accounts and will limit any positive Segment rate of return at the end of the term. The Monthly Income is the amount payable each month as a partial surrender during the Segment. The Annualized Income Rate is multiplied by the Investment Base and divided by 12 to determine the Monthly Income. Income Choice Indexed Accounts provide Monthly Income during the Segment in lieu of earning any positive Segment rate of return on the Segment Maturity Date, so if the Index rate of return for an Income Choice Segment is zero or positive, the Segment rate of return on the Segment Maturity Date will be equal to zero. For example, if the Index rate of return for the Segment is 15%, the Annualized Income Rate is 6%, and the Investment Base is $25,000, the Monthly Income during the Segment will be $125.00 (the Annualized Income Rate multiplied by the Investment Base, divided by 12), and the Segment rate of return will be 0% on the Segment Maturity Date. The Guaranteed Minimum Annualized Income Rate for any currently offered Indexed Account is 1%.
Contingent Return. The Contingent Return is a declared rate of return for certain Crediting Methods that will limit any positive Segment rate of return at the end of the term. The Segment rate of return will be equal to the Contingent Return if the Index rate of return on the Segment Maturity Date is zero or positive, or negative but not more negative

RiverSource Structured Solutions 2 annuity — Summary Prospectus 7 than (and inclusive of) the applicable Buffer percentage or Trigger percentage. For example, if the Contingent Return is 8%, the Buffer percentage is -10%, the Index rate of return is 15% (positive), the Segment rate of return will be 8% (the Contingent Return) on the Segment Maturity Date. Similarly, in the same example, if the Index rate of return is -10% (negative up to and including the Buffer percentage), the Segment rate of return will be 8% (the Contingent Return). The Guaranteed Minimum Contingent Return for any currently offered Indexed Account is 1% for 1-year terms, 2% for 2-year terms, 3% for 3-year terms, and 6% for 6-year terms.
Total Reduction Rate. A percentage (based on the Annual Fee (Reduction Rate) and the duration of the Indexed Account as defined in Your Contract) that applies to certain Indexed Accounts and will limit any positive Segment rate of return at the end of the term. It reduces the Index rate of return on the Segment Maturity Date after the Cap, Upside Participation Rate or Buffer is applied to determine the Segment rate of return. The Total Reduction Rate will reduce any positive or zero Segment rate of return, and any negative Segment rate of return will be more negative. For example, if the Index rate of return for a 3-year Segment is 75%, the Cap is 60%, and the Total Reduction Rate is 3%, the Segment rate of return will be 57% (the Index rate of return up to the Cap, minus the Total Reduction Rate) on the Segment Maturity Date. For any currently offered Indexed Accounts with an Annual Fee (Reduction Rate), the guaranteed maximum Total Reduction Rate over the life of the segment is 5% for 1-year terms, 15% for 3-year terms, and 30% for 6-year terms.
Income Phase. The Income Phase begins when You (or Your beneficiary) choose to annuitize the Contract. If You annuitize, you will receive a stream of income payments from Us; however, you will be unable to make full or partial surrenders (unless the annuity payment plan you select provides otherwise), and all Contract benefits, including death benefits, will terminate. You can apply all or a part of your Contract Value (less any applicable premium tax and/or other charges and adjusted for any MVA) to an annuity payment plan that begins on the Annuitization Start Date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. All Annuity Payments are made on a fixed basis.
Contract Features.
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Death Benefits. If You die before the Annuitization Start Date, We will pay the death benefit to Your beneficiary. We offer a Standard Death Benefit equal to the Return of Purchase Payment Value for ages 80 and younger on the application date or the Contract Value (adjusted for any applicable rider charges ) for ages 81 and older on the application date at no additional charge. We also offer optional death benefits that you may elect for an additional charge that may increase the amount of the death benefit. After the death benefit is paid, the Contract will terminate.
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Surrenders. You may surrender all or part of your Contract Value at any time before the Annuitization Start Date. If you request a full surrender, You will receive your Full Surrender Value and the Contract will terminate. You also may establish automated partial surrenders. All surrenders, including those taken on a Segment Maturity Date, may be subject to Surrender Charges (if amount surrendered is more than the remaining Total Surrender Charge Free Amount), an MVA (during the MVA period), and income taxes (including an IRS penalty that may apply to surrenders made prior to You reaching age 59 ½) and may have other tax consequences.
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Tax Treatment. You can transfer money between Indexed Accounts (or to the Interim Account after the MVA Period or after a spousal continuation) without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a surrender, upon receiving an annuity payment, or upon payment of the death benefit.
Additional Features.
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Segment Value Lock. For no additional charge, you may request a lock of the Segment Value at any time during the Segment by notifying Us. If You decide to exercise a Segment Value lock, Your Segment Value (which otherwise fluctuates daily) is “locked in” as of close of business on the Segment Lock Date and will not change for the remainder of the Segment unless you take a partial surrender. For Segments that allow an automatic lock, at any time during the Segment, You may set an Automatic Lock Target to automatically lock the Segment Value when the Segment Return to Date reaches the Automatic Lock Target. Only one Segment Value lock (either elective or automatic) is allowed during a Segment. There are risks associated with Segment Value locks. See “Principal Risks of Investing in the Contract, Locking the Segment Value”. A Segment Value lock (either elective or automatic) is irrevocable.
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Automated Partial Surrenders. For no additional charge, you may take automatic partial surrenders from the Contract Value. You may elect automatic partial surrenders of a fixed dollar amount, or of Contingent Return earnings (when using the optional automated transfer program). If You are invested in Income Choice Indexed Accounts, You will automatically receive partial surrenders of the Monthly Income Amount. Automated partial surrenders may be subject to an MVA (does not apply to Monthly Income and Contingent Return earnings when using the optional automated transfer program), in addition to Surrender Charges (if amount surrendered is more than the remaining Total Surrender Charge Free Amount), taxes and/or tax penalties.

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Automated Transfers. For no additional charge, on each Contract Anniversary, You may elect to automatically transfer any earnings that are greater than $0 from the 1-year Segments with a Contingent Return to the Interim Account, up to the Total Surrender Charge Free Amount.
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Automatic Rebalancing. For no additional charge, if you are invested only in 1-year Indexed Accounts and the Interim Account, you may elect automatic rebalancing for Your Contract Value. If automatic rebalancing is elected, on each Contract Anniversary, We will automatically reallocate Your Contract Value between 1-year Indexed Accounts and the Interim Account according to Your current election instructions.
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Total Surrender Charge Free Amount. Each Contract Year during the Surrender Charge period, you may surrender a portion of your Contract Value without incurring a Surrender Charge. An MVA will still apply to partial surrenders of the Total Surrender Charge Free Amount during the MVA period. Taxes and/or tax penalties may also apply.
Contract Adjustment.
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Segment Value Calculation. You could lose a significant amount of money due to the Segment Value Calculation if amounts are removed prior to the Segment Maturity Date. Full and partial surrenders (including, RMDs, and the Total Surrender Charge Free Amount, but excluding Income Choice monthly income), death benefits, and annuitization from the Segments before the Segment Maturity Date, as well as the elective and automatic lock features, will be based on the Segment Value Calculation.
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Market Value Adjustment. A Market Value Adjustment (MVA) is a positive or negative adjustment that may be applied during the MVA Period when a full or partial surrender (including the Total Surrender Charge Free Amount and required minimum distributions, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) is taken, when amounts are applied to an Annuity Payment plan, or death benefit is paid. An MVA may increase the death benefit but will not decrease it. If the MVA is positive, it will increase the full surrender value which is one of the components of the death benefit. The MVA applies to surrenders and other such transactions that occur at any time during the MVA Period, including on a Segment Maturity date, except as provided below. The MVA Period matches the surrender charge period you chose. The MVA will either increase or decrease the full or partial surrender amount or the amount applied to Annuity Payments. You could lose a significant amount of money due to a negative MVA if amounts are removed prior to the end of the MVA Period.
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An MVA is calculated for each Segment using a formula that takes into account (1) the change in an external index since the contract was issued (the MVA Reference Rate), (2) the dollar amount of the proxy value of the hypothetical fixed assets for the Segment (which is equal to the Investment Base on the Segment Maturity Date), and (3) the time remaining in the MVA Period.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 9

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you take a surrender during the first 3 or 6 Contract Years (depending on which Surrender Charge schedule you select), you may be assessed a
Surrender Charge of up to 9% of the amount of the purchase payment surrendered. For example, if you make an early withdrawal, you could pay a
Surrender Charge of up to $9,000 on a $100,000 investment. The amount available for surrender will be lower if there is a decrease in Contract Value due to the Segment Value Calculation or a negative MVA is applied. Taxes and/or tax penalties may also apply.
If all or a portion of Contract Value is removed from a Segment prior to the
Segment Maturity Date, the Segment Value Calculation is used to determine the amount available. In extreme circumstances, depending on the Indexed Account(s) you select, You could lose up to 100% of the amount invested in a Segment due to the Segment Value Calculation. For
example, if you allocate $100,000 to a 3-year Segment and take a surrender before the 3 years have ended, you could lose up to $100,000.
Full and partial surrenders (including RMDs and the Total Surrender Charge
Free Amount, but excluding Income Choice monthly income), death benefits, and annuitization from the Segments before the Segment Maturity
Date, as well as the elective and automatic lock features, will be based on the Segment Value Calculation.
If all or a portion of Contract Value is removed from a Segment before the end of the MVA Period, We will apply an MVA, which may be negative. In extreme circumstances, a negative MVA could significantly reduce the amount You receive. You could lose up to 100% of the amount invested in the Contract due to a negative MVA. For example, if you elect a 3-year
Surrender Charge Period (which has a 3-year MVA Period), invest
$100,000, and then take a full surrender before the end of the MVA
Period, you could lose up to $100,000.
An MVA will apply to full and partial surrenders (including RMDs, and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the
Segments during the MVA Period. An MVA may increase the death benefit but will not decrease it.
Losses due to the Segment Value Calculation or a negative MVA will be greater if you also have to pay Surrender Charges. Taxes and/or tax penalties may also apply.
Additional Information About Fees Contract Fees, Charges and Value Adjustments Valuing Your Investment
Are There Transaction Charges?	No.

10 RiverSource Structured Solutions 2 annuity — Summary Prospectus

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses that You may pay each year, depending on the optional benefits You choose. Please refer to
Your Contract specifications page for information about the specific fees
You will pay each year based on the options You have elected.
There is an implicit ongoing fee on the Segments to the extent that Your participation in Index gains is limited by Us through the use of a Cap,
Contingent Return, Annualized Income Rate, and/or Total Reduction
Rate. This means that Your returns may be lower than the Index’s returns. However, in return for accepting this limit on Index gains, You may receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Additional Information About Fees Contract Fees, Charges and Value Adjustments Segment Duration and Crediting Methods– Crediting Methods
	Annual Fee	Minimum	Maximum
	Base Contract	0.00%	0.00%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30% (1)	0.60% (2)
(1) As a percentage of the greater of the Maximum Anniversary Value (“MAV”) or the Contract
Value on each Contract Anniversary prior to Your 91st birthday. On or after Your 91st birthday, the charge is a percentage of the MAV.
(2) As a percentage of the Return of Purchase Payment (“ROPP”) Value on each Contract
Anniversary.
Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning the Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Surrender Charges and negative market value adjustments that substantially increase costs.

	Lowest Annual Cost: $0	Highest Annual Cost: $600
Assumes: •Investment of $100,000 •5% annual appreciation (index rate of return) •Least expensive combination of Indexed Accounts •No optional benefits •No sales charge •No additional withdrawals
Assumes:
•Investment of $100,000
•5% annual appreciation (index
rate of return)
•Most expensive combination of
optional benefits and Indexed
Accounts
•Fee for optional death benefit is
not based on the Segment Value
Calculation
•No sales charge
•No additional withdrawals

RiverSource Structured Solutions 2 annuity — Summary Prospectus 11

	RISKS	Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?
Yes.
You can lose money by investing in the Contract. After taking into account the current limits on loss under the Contract, if You invest in an Indexed
Account with an Annual Fee (Reduction Rate) or an Annual Lock Indexed
Account and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is up to 100% of your investment, including any prior earnings. If You invest in any other Indexed Account with a Buffer, the maximum amount of loss You could experience ranges from 0% to 90% of your investment, including any prior earnings, depending on the Indexed
Account(s) You select. If you invest in an Indexed Account with a Trigger and hold the Segment until the maturity date, the maximum amount of loss
You could experience due to negative Index performance is 100% of your investment, including any prior earnings.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the
Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee the contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10%
Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested.
Principal Risks of Investing in the Contract Segment Duration and Crediting Methods – Crediting Methods

12 RiverSource Structured Solutions 2 annuity — Summary Prospectus

	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Contract Value to supplement retirement income or for other long-term investment purposes.
•Surrenders from the Contract may result in Surrender Charges, taxes and/or tax penalties. The Segment Value Calculation may decrease the amount available for surrender from a Segment before the Segment
Maturity Date.
•Amounts removed from a Segment before the end of the MVA Period may also result in a negative MVA.
•Partial surrenders from the Segments (excluding Income Choice monthly income) will reduce the Investment Base for the Segment based on the percentage of Segment Value that is withdrawn. The reduction to the
Investment Base may be greater than the amount withdrawn.
•Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the
Segment Maturity Date, which may result in loss of positive index performance.
•Partial surrenders (including RMDs, the Total Surrender Charge Free
Amount, Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) will proportionally reduce any guaranteed death benefit based on the percentage of
Contract Value that is withdrawn. The reduction to the death benefit may be greater than the value withdrawn.
•At the end of each Segment, on the Contract Anniversary that coincides with the Segment Maturity Date, all or a portion of your Contract Value will be reallocated according to Your instructions. If no transfer instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the
Interim Account for another Contract Year, subject to the new declared rate of interest. Any Contract Value in a maturing Segment (excluding amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed Account. If the Indexed
Account is no longer available, the Contract Value in the maturing
Segment will be automatically transferred to the Interim Account for the next Contract Year.
Principal Risks of Investing in the Contract Transfers Surrenders

RiverSource Structured Solutions 2 annuity — Summary Prospectus 13

	RISKS	Location in Statutory Prospectus
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexes). Each investment option (including the Interim Account) will have its own unique risks. You should review the available investment options before making an investment decision.
The Cap, Contingent Return, Annualized Income Rate, and/or Total
Reduction Rates, as applicable, may limit positive Index returns (e.g., limited upside). This may result in You earning less than the Index rate of return. For example:
•Cap. If the Index rate of return is 15% and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to the Cap) on the
Segment Maturity Date.
•Contingent Return. If the Index rate of return is 15% and the Contingent
Return is 8%, the Segment rate of return will be 8% (the Contingent
Return) on the Segment Maturity Date.
•Annualized Income Rate. If the Index rate of return is 15%, the
Annualized Income Rate is 6%, and the Investment Base is $25,000, the
Monthly Income will be $125.00 (0.06 x 25,000 / 12) during the
Segment, and the Segment rate of return will be 0% on the Segment
Maturity Date.
•Total Reduction Rate. If the Index rate of return is 15%, the Cap is 12%, and the Total Reduction Rate is 2%, the Segment rate of return will be
10% (the Index rate of return up to the Cap, minus the Total Reduction
Rate) on the Segment Maturity Date.
The Buffer or Trigger percentage, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline). For example:
•Buffer. The Buffer percentage is the maximum decrease in the Index
Value before the Segment rate of return will reflect a loss. You are responsible for all losses in excess of the Buffer. If the Index rate of return is -15% and the Buffer percentage is -10%, the Segment rate of return will be -5% (the amount of the negative Index rate of return that exceeds the Buffer percentage) on the Segment Maturity Date. For
Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the rate of return after the Buffer is applied.
For example, if the Index rate of return for a 3-year Segment is -15%, the
Buffer is -10%, and the Total Reduction Rate is 3%, the Segment rate of return will be -8%.
•Trigger. The Trigger percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the Index rate of return is -35% and the
Trigger percentage is -30%, the Segment rate of return will be -35% (the full negative Index rate of return) on the Segment Maturity Date.
Each Index is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks of Investing in the Contract Investment Options Segment Duration and Crediting Methods – Crediting Methods

14 RiverSource Structured Solutions 2 annuity — Summary Prospectus

	RISKS	Location in Statutory Prospectus
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to RiverSource
Life Insurance Company. Any obligations (including under the Interim
Account and the Indexed Accounts), guarantees, or benefits are subject to
Our claims-paying ability. Information about RiverSource Life Insurance
Company, including our financial strength ratings, is available upon request by contacting 1-800-862-7919.
Principal Risks of Investing in the Contract Other Information
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•Transfers
– Transfers to and from the Indexed Accounts may only be requested each Contract Year during the 30 day transfer window that ends on the
Contract Anniversary coinciding with the Segment Maturity Date. The transfer will be made on the Contract Anniversary.
– Elective transfers to the Interim Account may not be made during the
MVA Period. After the MVA Period or after a spousal continuation, transfers to the Interim Account may only be made once each Contract
Year during the 30-day transfer window that ends on the Contract
Anniversary.
•If You elect Automatic Rebalancing, You may not be invested in multi-year
Indexed Accounts.
•If You elect the 3-year Surrender Charge schedule, You may not invest in
6-year Indexed Accounts during the entire time that You own the
Contract.
•We may add new Indexed Accounts or discontinue an Indexed Account.
•We may substitute an Index during a Segment or on the Segment
Maturity Date.
•We may stop offering certain Crediting Methods.
•We can change the interest rate for the Interim Account, and the Cap,
Contingent Return, Upside Participation Rate, Annualized Income Rate,
and Total Reduction Rates from one Segment to the next, subject to the applicable guaranteed minimum rates (or guaranteed maximum rates for the Total Reduction Rate).
•This is a single premium product, which means that additional purchase payments will not be accepted.
Purchase – Purchasing the Contract Indexed Accounts Segment Duration and Crediting Methods – Crediting Methods Transfers
Are There Any Restrictions on Contract Benefits?
Yes.
•Optional death benefit riders may only be elected at Contract purchase.
•Optional death benefit riders may only be voluntarily terminated by You if
We increase the annual rider fee. Once terminated, the optional death benefit rider may not be reinstated.
•Except as provided otherwise under the Contract, Contract benefits may not be modified or terminated by Us.
•All partial surrenders will proportionally reduce any guaranteed death benefit based on the percentage of Contract Value that is withdrawn. The reduction to the death benefit may be greater than the amount withdrawn.
•If a Segment Value lock is exercised on a multi-year Segment, the
Segment Maturity Date will be changed to the next Contract Anniversary if the original Segment Maturity Date was a later Contract Anniversary date.
•Automatic Locks are not available for Annual Lock and Income Choice
Indexed Accounts.
Valuing Your Investment – Segment Value Calculation for Indexed Account(s) – Segment Value Lock Surrenders Death Benefits

RiverSource Structured Solutions 2 annuity — Summary Prospectus 15

	TAXES	Location in Statutory Prospectus
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”).
Surrenders will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence Your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information
Should I Exchange My Contract?
If You already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer You a new Contract in place of the one You already own. You should only exchange a Contract You already own if You determine, after comparing the features, fees, and risks of both Contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Taxes – Non-Qualified Annuities – 1035 Exchanges

16 RiverSource Structured Solutions 2 annuity — Summary Prospectus

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Standard Benefits (no additional charge)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit
For Contract Owners age 80 or younger:
Pays a death benefit to Your
Beneficiary(ies) equal to the greater of
(1) the Contract Value (adjusted for any
rider charges); (2) the Full Surrender
Value; or (3) the ROPP Value.
For Contract Owners age 81 or older:
Pays a death benefit to Your
Beneficiary(ies) equal to the greater of
(1) the Contract Value (adjusted for any
rider charges); or (2) the Full Surrender
Value.
N/A
•Only available during the
Accumulation Phase.
•Partial surrenders will reduce the
Contract Value and Full Surrender
Value.
•Partial surrenders will proportionally
reduce the ROPP Value, and the
reduction may be greater than the
value withdrawn.
•Contract Value component is based
on the daily Segment Value
Calculation if a death benefit is paid
from the Segments before maturity.
This may cause a loss.

Total Surrender Charge Free Amount	Permits the withdrawal of a portion of the Contract Value each Contract Year without incurring Surrender Charges.	N/A
•Only available during the
Accumulation Phase.
•Surrenders of the Total Surrender
Charge Free Amount may be subject
to a negative MVA, taxes and/or tax
penalties.
•Based on the daily Segment Value
Calculation if paid from the
Segments before maturity.
•Any unused portion of the Total
Surrender Charge Free Amount may
not be carried over to subsequent
Contract Years.

Hospital or Nursing Home Confinement Waiver	Waives the Surrender Charge on surrenders in the event of confinement to a hospital or nursing home.	N/A
•Only available during the
Accumulation Phase.
•Not permitted for Contract Owners
aged 76 or older on the Contract
application date.
•Confinement period must be at
least 60 days.
•Confinement must begin after the
Contract Date.
•We must receive Your surrender
request no later than 91 days after
Your release from the hospital or
nursing home.
•Surrenders under the waiver may be
subject to a negative MVA, taxes
and/or tax penalties.

Terminal Illness Waiver	Waives the Surrender Charge on surrenders in the event of diagnosis with a terminal illness.	N/A	•Only available during the Accumulation Phase. •Illness must meet the criteria as defined by the waiver. •Acceptable proof of diagnosis must be received by Us.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 17

Standard Benefits (no additional charge)
•Surrenders under the waiver may be subject to a negative MVA, taxes and tax penalties.
Automatic Rebalancing
Provides automatic reallocation each
Contract Anniversary of Your Contract
Value between 1-year Indexed Accounts
and the Interim Account (when available)
according to Your current allocation
instructions.
N/A
•Only available during the
Accumulation Phase.
•If You request a transfer between
accounts, automatic rebalancing
will be cancelled.
•May not be elected while invested
in multi-year Indexed Accounts.
•Certain events will cancel automatic
rebalancing.
•Interim Account is available after
the MVA Period or after a spousal
continuation.

Automated Transfer Program	Provides automatic transfer each Contract Anniversary of any earnings from the 1-year Contingent Return Segments to the Interim Account.	N/A
•Only available during the
Accumulation Phase.
•You will be enrolled in the
automated transfer program if you
have set up automated partial
surrenders of Contingent Return
earnings.
•If You cancel automated partial
surrenders, the automated transfer
program will be cancelled.
•Transfers will only be made from
1-year Contingent Return Segments.
•Segments with a negative return will
not have a transfer.
•Transferred amounts may not
exceed the Total
Surrender Charge Free Amount.

Elective or Automatic Lock	Upon exercise, “locks” the Segment Value during a Segment so that the Segment Value does not change for the remainder of the Segment duration.	N/A
•Only available during the
Accumulation Phase.
•Only available for the Indexed
Accounts.
•Only one lock may be exercised per
Segment.
•Automatic locks not available for
Annual Lock and Income Choice
Indexed Accounts.
•A Segment Value lock (either
elective or automatic) is irrevocable.
•Automatic Lock Target must be a
positive percentage.
•Automatic Lock Target will apply for
the entire Segment, unless You
remove or change the Automatic
Lock Target before the Segment
Lock Date.
•Any Automatic Lock Target will not
carry over to a new Segment.
•For elective locks, You will not know
the locked-in Segment Value prior to

18 RiverSource Structured Solutions 2 annuity — Summary Prospectus

Standard Benefits (no additional charge)

locking the Segment. The locked-in
Segment Value could be lower than
You anticipated.
•For Income Choice Segments, an
elective lock will stop Monthly
Income for the remainder of the
Segment.
•Surrenders will reduce the locked
Segment Value.
•Buffer or Trigger will not be applied
to the locked value.
•If You lock in the Segment Value
when the Segment has declined in
value, You will lock in a loss.
•Locked value will not participate in
Index performance (positive or
negative) for the remainder of the
Segment Term, and will not receive
a Segment rate of return on the
Segment Maturity Date.
•If an automatic lock happens
shortly before a Contract
Anniversary, the Segment will
mature on that Anniversary and You
will have limited time to provide new
allocation instructions. If no
instructions are received, the
Segment Value will renew into a
new Segment of the same Indexed
Account;
•For multi-year Segments, when the
Segment Value is locked, the
Segment Maturity Date will be
changed to the next Contract
Anniversary if it was originally a
later Contract Anniversary date.
•There may not be an optimal time
to request an elective lock or set an
Automatic Lock Target.
•We will not advise You as to
whether You should exercise the
lock-in features or the optimal time
for doing so.

Optional Benefits (available for an additional charge)
Return of Purchase Payment (“ROPP”) Death Benefit	Pays a death benefit to Your Beneficiary(ies) equal to the greater of (1) the Contract Value (adjusted for any rider charges); (2) the Full Surrender Value; or (3) the ROPP Value.	0.95% (annually, as a percentage of the ROPP Value each Contract Anniversary)
•Only available during the
Accumulation Phase.
•Only available to Contract Owners
aged 81 or older on the Contract
application date.
•May only be elected at Contract
purchase.
•May only be terminated by You if We
increase the annual rider fee.
•Once terminated, the rider may not
be reinstated.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 19

Optional Benefits (available for an additional charge)

•Partial surrenders and rider charges
will reduce the Contract Value and
Full Surrender Value.
•Partial surrenders will proportionally
reduce the ROPP Value, and the
reduction may be greater than the
value withdrawn.
•Deduction of the annual rider fee on
Contract Anniversaries during
multi-year Segments will be based
on the Segment Value Calculation,
and will reduce the Investment
Base proportionally.
•Contract Value component is based
on the Segment Value Calculation if
a death benefit is paid from the
Segments before maturity. This may
cause a loss.

Maximum Anniversary Value (“MAV”) Death Benefit	Pays a death benefit to Your Beneficiary(ies) equal to the greater of (1) the Contract Value (adjusted for any rider charges); (2) the Full Surrender Value; (3) the ROPP Value, or (4) the MAV.
0.40%
(annually, as a
percentage of
the greater of
the MAV or the
Contract Value
each Contract
Anniversary
prior to Your
91st birthday)
(on and after
Your 91st
birthday,
calculated as a
percentage of
the MAV)

•Only available during the
Accumulation Phase.
•Only available to Contract Owners
age 80 or younger on the Contract
application date.
•May only be elected at Contract
purchase.
•May only be terminated by You if We
increase the annual rider fee.
•Once terminated, the rider may not
be reinstated.
•No resets to the MAV after the
oldest Owner’s 91st birthday.
•Any automatic reset of the MAV will
increase the amount of the annual
rider fee deduction.
•Partial surrenders and rider charges
will reduce the Contract Value and
the Full Surrender Value.
•Partial surrenders will proportionally
reduce the ROPP value and MAV,
and the reduction may be greater
than the value withdrawn.
•Deduction of the annual rider fee on
Contract Anniversaries during
multi-year Segments will be based
on the Segment Value Calculation
and will reduce the Investment
Base proportionally.
•Contract Value component is based
on the Segment Value Calculation if
a death benefit is paid from the
Segments before maturity. This may
cause a loss.

20 RiverSource Structured Solutions 2 annuity — Summary Prospectus

Purchase
Purchasing the Contract
You can complete an application and send it along with Your purchase payment to our Service Center.
We are required by law to obtain personal information from You which We will use to verify Your identity. If You do not provide this information, We reserve the right to refuse to issue Your Contract or take other steps We deem reasonable. As the Owner, You have all rights and may receive all benefits under the Contract. You may buy a qualified or nonqualified annuity. You can buy a Contract if You are age 90 or younger on the date We issue the Contract.
The Contract is issued generally on the next Business Day after all purchase payments listed on the application are received (except We do not issue Contracts on leap days). We will wait up to 90 days to issue the Contract. At any time during the 90 days following the application date, if We have received at least the minimum purchase payment (but not all purchase payments listed on the application), You can request that the Contract be issued on the next Business Day. Once the Contract is issued, no other purchase payments (including those that were listed on the application but not yet received) will be allowed. If the minimum purchase payment is not received within 90 days after the application date, the application will be cancelled.
Initial Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and Annual Fees (Reduction Rates) for Your initial Indexed Account elections will be shown in Your Contract. If the Contract is issued within the Rate Lock Period, the initial purchase payment will receive the applicable Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates in effect on the application date. If Your Contract is not issued within the Rate Lock Period, Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates will be based on the rates in effect on the Contract Date which could be substantially different than the rates in effect on the application date. For current rates, go to riversource.com/structuredannuityrates. For renewal information, see “Renewal Interest Rates, Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates”.
Householding and delivery of certain documents
With Your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses and supplements. Your authorization remains in effect unless We are notified otherwise. If You wish to continue receiving multiple copies of these documents, You can opt out of householding by calling Us at 1.866.273.7429. Multiple mailings will resume within 30 days after We receive Your opt out request.
Allocation of Your Purchase Payment
The purchase payment will be allocated based on Your initial elections as of the Contract Date.
You tell Us how to apply Your purchase payment by specifying Your desired allocation (by whole percentages that add up to 100%) among the available Indexed Accounts. We reserve the right to limit in Our sole discretion how the purchase payment can be allocated among the available Indexed Accounts. No such limitations are currently in place.
Purchase Payment
The purchase payment is the payment made by You on Your behalf for the benefits described in the Contract. Purchase payment amounts may be limited under the terms of the Contract.
Minimum purchase payment
$10,000
Maximum purchase payment* (based on Your age on the application date):
through age 75	$3,000,000
for ages 76 to 90	$1,000,000
No purchase payment is allowed after the Contract Date.
*
These limits apply in total to all RiverSource Life annuities You own unless a higher amount applies to Your Contract. We reserve the right to waive or increase the maximum limit. Contact Your advisor or Our Service Center for the current Maximums. For qualified annuities, the Code’s limits on annual contributions also apply.
We reserve the right to refuse any purchase payment that exceeds maximum purchase payment amounts and any purchase payment that exceeds these maximums when aggregated with previous purchase payments made to other contracts. Further, We reserve the right to refuse any purchase payment that does not meet our minimum purchase payment requirements, is not in Good Order, or is otherwise contrary to law for RiverSource Life to accept.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 21

Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, We may be required to reject a purchase payment. We may also be required to block an Owner’s access to Contract Value and satisfy other statutory obligations. Under these circumstances, We may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
Right to Examine and Cancel
You have the right to examine and cancel the Contract without incurring a Surrender Charge or MVA (although the Segment Value Calculation will apply) by returning it to Us or to Your RiverSource Life registered representative within a certain number of days, which can vary by state, but is never less than ten days after You receive Your Contract. In some states, the right to examine period may be longer. If You cancel Your Contract during this period, We will issue a refund. Your state’s law will determine the amount You will receive.
The amount of Your refund and the length of the right to examine and cancel period may depend on if Your Contract is a replacement of another insurance or annuity contract. In certain states, for Contracts issued as a replacement, this period is 30 days.
If this is an IRA contract, upon such cancellation We will refund the entire purchase payment which You have paid less any partial surrenders We have made. The purchase payment returned will not be reduced for any Surrender Charges, MVA, or fees; and will not be based on the Segment Value Calculation.
If this is not an IRA contract, upon such cancellation We will refund an amount equal to the sum of:
•
the Contract Value as of the Business Day We receive the returned Contract (except in states that require a return of purchase payment); and
•
any premium tax charges paid.
If you cancel this Contract under this provision, We reserve the right not to accept another application for this Contract for a period of six months.
Note for states where We return Contract Value: Any amount allocated to an Indexed Account will have its value based on the Segment Value Calculation (including the Investment Base and the proxy value). During the period of time You have to examine and cancel the Contract, Segment Values may be negatively impacted under this calculation. You bear the risk that the amount refunded may be significantly less than the purchase payment You have made.
If the amount refunded is based on the purchase payment, the amount returned will be the entire purchase payment (less any partial surrenders You have made) and will not be based on the Segment Value Calculation.
For a state-by-state description of material variations of this Contract, including the right to examine and cancel period, see Appendix B.
Making Withdrawals: Accessing the Money in Your Contract
You may surrender all or part of Your Contract Value at any time before the Annuitization Start Date by sending Us a Written Request or by other method agreed to by Us. Federal and state income taxes may apply to distributions from the Contract and a 10% penalty tax may apply if the distribution occurs before Your age 59½. See “Taxes.”
Partial surrenders and full surrenders may be subject to Surrender Charges and an MVA during the Surrender Charge Period/MVA Period. Certain surrenders are not subject to Surrender Charges. See “Contract Fees, Charges and Value Adjustments – Surrender Charge”. Certain surrenders are not subject to MVAs. See "Contract Fees, Charges, and Value Adjustments – Market Value Adjustments."
Your surrender will normally be paid to You within seven Days of the receipt of Your Written Request and the return of this Contract, if required. We reserve the right to defer surrenders for any period the U.S. Securities and Exchange Commission determines the existence of emergency conditions and, consequently, the NYSE does not open for regular trading. Following any required regulator y approval, We have the right to defer payment for up to six months from the date We receive Your request. In such circumstance, the delay will be made in accordance with the requirements of the state in which the Contract is issued for delivery.
For all partial surrenders except Income Choice Monthly Income: unless You request otherwise, the surrender will be deducted from the Interim Account first and then pro-rata from all Indexed Accounts. You may specify the partial surrender is to be deducted from the Interim Account and/or a specific Indexed Account(s). If an Indexed Account has multiple open Segments, the specified surrender will be deducted pro-rata from all open Segments for that Indexed Account. If You die following a surrender request, payment will be made to Your estate. Any amount surrendered is irrevocable. Upon surrender for the Full Surrender Value, this Contract will terminate.

22 RiverSource Structured Solutions 2 annuity — Summary Prospectus

The Full Surrender Value at any time will be the Contract Value immediately prior to the surrender less any Surrender Charge less any rider charges, plus any Market Value Adjustment.
For a partial surrender, the amount paid to You will equal the amount withdrawn from the Contract Value, less any Surrender Charge, plus any MVA. For a partial surrender of a specific dollar amount, We will determine the amount of Contract Value that needs to be surrendered, which after any Surrender Charge and any MVA, will equal the amount You request.
Any amount withdrawn from a Segment before the Segment Maturity Date will use the Segment Value Calculation (based on the Investment Base and the proxy value). Please keep in mind that Segment Values prior to maturity will fluctuate daily and may be lower than what was originally allocated to an Indexed Account, even when the Index has positive returns. This means that there could be less money available for full and partial surrenders (including RMDs and the Total Surrender Charge Free Amount) during the Segment. Please see “Contract Fees, Charges, and Value Adjustments – Segment Value Calculation” for more information. Please keep in mind that the Interim Account is not impacted by this calculation or exposed to market volatility. You should discuss with Your financial and/or tax adviser before requesting a partial surrender and which accounts it should come from.
Any partial surrender You take under the Contract will reduce Your Contract Value. As a result, the value of any guaranteed death benefit will also be proportionately reduced. See “Death Benefits” for more information.
In addition, surrenders You are required to take to satisfy the RMDs under the Code may reduce the value of Your death benefit (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
If You take a partial surrender from a Segment, the Segment Value is reduced by the dollar amount of the partial surrender (before any applicable Surrender Charge or MVA is applied). If the partial surrender is taken before the Segment Maturity Date, the Investment Base for each Segment will be reduced proportionally based on the percentage the Segment Value is reduced. This means that if the Segment Value is higher than the Investment Base at the time of a partial surrender, then the Investment Base is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the Segment Value is lower than the Investment Base at the time of a partial surrender (which is due to the Segment Value Calculation), then the Investment Base is reduced by an amount that is more than the dollar amount withdrawn. Whether the Segment Value will be higher or lower than the Investment Base is generally dependent upon the performance of the Index in addition to other factors. See “Valuing Your Investment - Indexed Account(s) Value” and “Contract Fees, Charges, and Value Adjustments” for more information.
This mechanism allows the new Segment Value to reflect the current proxy value at all times during a Segment before the Segment Maturity Date. As an analogy, when a shareholder of a security sells shares of the security to obtain a given dollar amount of proceeds, the number of shares still owned by the shareholder following the sale will be more or less depending on how low or high the share price was at the time of sale. A reduction in the Investment Base negatively impacts the Segment Value for the remainder of the Segment, including the amount available on the Maturity Date.
For each Segment that is reduced by a partial surrender, the Investment Base for that Segment will be reduced proportionately by:
a × b	where:
c

a	=	the amount of the partial surrender deducted from the Segment
b	=	the Investment Base for the Segment on the date of the surrender
c	=	the value in the Segment on the date of (but prior to) the surrender
See Appendix C in the statutory prospectus for examples.
Receiving Payment

1 By regular or express mail
•
payable to You;
•
mailed to address of record.
NOTE: We will charge You a fee if You request express mail delivery.

2 By wire or other form of electronic payment
•
request that payment be wired to Your bank;

RiverSource Structured Solutions 2 annuity — Summary Prospectus 23

•
pre-authorization required.
We may choose to permit You to have checks issued and delivered to an alternate payee or to an address other than Your address of record. We may also choose to allow You to direct wires or other electronic payments to accounts owned by a third-party. We may have additional Good Order requirements that must be met prior to processing requests to make any payments to a party other than the Owner or to an address other than the address of record. These requirements will be designed to ensure Owner instructions are genuine and to prevent fraud.
We may postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
Suspension or Delay of Payments or Transfers
We may be required to suspend or delay the payment of death benefits, the calculation of Segment Values before and at maturity, surrenders and transfers when We cannot obtain an Index Value under the following circumstances:
(i) the NYSE is closed (other than customary weekend and holiday closings);
(ii) trading on the NYSE is restricted;
(iii) an emergency exists such that We cannot value Segments; or
(iv) during any other period when a regulator by order, so permits.
How to Request a Transfer or Surrender
You can request a transfer or surrender by Written Request or any other method agreed upon by Us.
Minimum amount
Surrenders:	$250*

Maximum amount
Surrenders:	Contract Value
*
The contract value after a partial surrender must be at least $500.

1 By automated partial surrenders
Your financial advisor can help You set up automated partial surrenders. You can start or stop this service by Written Request or other method acceptable to Us. You must allow 30 days for Us to change any instructions that are currently in place. Automated partial surrenders may be subject to Surrender Charges, MVAs, and taxes.
We currently offer three options, but only one is available at a time:
1. Fixed Dollar Amount - You elect the dollar amount and the frequency. Any automated partial surrender that exceeds the amount in the Interim Account will be deducted pro-rata from all open Segments using the current Segment Value. You do not have an option to request from which account to surrender.
2. Contingent Return Earnings - You can elect this option if any portion of Your Contract Value is currently allocated to any 1-year Contingent Return Indexed Accounts. On each Contract Anniversary, any positive Contingent Return earnings from 1-year Segments only (up to the Total Surrender Charge Free Amount) will be transferred to the Interim Account under the Automated transfer program (see “Optional Automated Transfer Program”). Each automated partial surrender amount will be equal to the lesser of (1) remaining Interim Account value divided by the number of remaining automated partial surrenders for that Contract Year (based on the frequency you elect) and (2) the amount of Contingent Return earnings transferred to the Interim Account on the Anniversary divided by the number of automated partial surrenders for that Contract Year. If there are no positive Contingent Return earnings or if the Interim Account value is zero, no automated partial surrenders will be processed for the remainder of that Contract Year.
3. Income Choice Monthly Income– If You allocate Your Purchase Payment or Contract Value to Income Choice Indexed Accounts, Monthly Income is payable to You as automated partial surrenders, unless You choose to transfer the Monthly Income to the Interim Account according to any procedures that are then currently in effect. Monthly Income is payable on each Monthly Anniversary except the last Monthly Income for the Segment which will be payable on the Day before the Contract Anniversary.
Automated partial surrenders may result in taxes and/or tax penalties on all or part of the amount surrendered.
Minimum amount: $50	(We may waive the minimum amount for options 2 and 3 above)

Maximum amount: None

24 RiverSource Structured Solutions 2 annuity — Summary Prospectus

2 By telephone
Please work with Your financial advisor or call Our corporate office at 1-800-862-7919 to request a surrender.
Minimum amount
Surrenders:	$250

Maximum amount
Surrenders:	$100,000
We answer telephone requests promptly, but You may experience delays when the call volume is unusually high.
We will honor any telephone transfer or surrender requests that We believe are authentic and We will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as We follow the procedures, We (and Our affiliates) will not be liable for any loss resulting from fraudulent requests.
You may request that telephone transfers or surrenders not be authorized from Your account by writing to Us. Transfers requested during the Transfer Window will be effective as of the next Contract Anniversary.
Additional Information About Fees
The following tables describe the fees, expenses, and adjustments that You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Surrender Charge (as a percentage of the amount of the purchase payment surrendered)	9% [1]
1.
Partial and full surrenders in excess of the Total Surrender Charge Free Amount may be subject to a Surrender Charge during the Surrender Charge period. The amount of the Surrender Charge, if any, will depend on the Contract Year during which the surrender is taken and the portion of the Purchase Payment being surrendered. You select either a 6-year or 3-year Surrender Charge schedule at the time of Contract application. If You elect the 3-year Surrender Charge schedule, You cannot invest in any Indexed Accounts that have a 6-year duration for the entire time that You own the Contract. The Surrender Charge percentage declines over subsequent Contract Years until it reaches 0%. The schedules below set forth the Surrender Charges under the Contract:

Contract Year	6-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered	Contract Year	3-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered
1	9%	1	9%
2	8%	2	8%
3	8%	3	8%
4	7%	4+	0%
5	6%
6	5%
7+	0%
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments
Segment Value Calculation Maximum Potential Loss (as a percentage of the Investment Base at the start of the Segment)	100%[1]
Market Value Adjustment Maximum Potential Loss (as a percentage of the Contract Value at the start of the Segment)	100% [2]
1.
The Segment Value Calculation is used daily to determine the amount available for full and partial surrenders (including RMDs and the Total Surrender Charge Free Amount, but excluding Income Choice monthly income), annuitization, and death benefit payments from the Segments before the Segment Maturity Date. The Segment Value Calculation is also used to determine the amount available for a Segment Value lock.

RiverSource Structured Solutions 2 annuity — Summary Prospectus 25

2.
An MVA will apply to partial and full surrenders (including RMDs, and the Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the Segments of the Indexed Accounts during the MVA Period. An MVA may increase the death benefit but will not decrease it.
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract. If You choose to purchase an optional benefit, You will pay additional charges, as shown below.
Annual Contract Expenses
Base Contract Expenses	Maximum 0.00% Minimum 0.00%
Optional Benefit Expenses[3]
ROPP Death Benefit	Maximum 0.95%[1] Current 0.60%
MAV Death Benefit	Maximum 0.40%[2] Current 0.30%

The charge for the ROPP Death Benefit is a percentage of Your ROPP Value on each Contract Anniversary.

The charge for the MAV Death Benefit is a percentage of the greater of the MAV or the Contract Value on each Contract Anniversary prior to Your 91st birthday. On and after Your 91st birthday, the charge is a percentage of the MAV on each Contract Anniversary.
3 Only one optional death benefit can be elected at a time.
In addition to the fee described above, We may limit the amount You can earn on the Segments of the Indexed Accounts. This means Your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, You will receive some protection from Index losses.

26 RiverSource Structured Solutions 2 annuity — Summary Prospectus

Appendix A: Investment Options Available Under the Contract
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at riversource.com/structuredannuityrates.
Note: If amounts are removed from a Segment before the Segment Maturity Date, the amount is determined based on the Segment Value Calculation. Additionally, if amounts are removed from a Segment before the end of the MVA Period, We may apply an MVA. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Segment until the maturity date or until the end of the MVA Period. See “Contract Fees, Charges, and Value Adjustments” and “Crediting Methods” for more information.
For Contracts with applications signed on or after May 4, 2026
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts
iShares U.S. Real Estate ETF 1-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 1-year with -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -20% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -15% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -25% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
MSCI Emerging Markets 1-year with -10% Buffer	MSCI Emerging Markets	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 1-year with -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 1-year with -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Russell 2000 3-year with -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -100% Buffer†	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500 3-year with -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -100% Buffer†	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-100%	Buffer	3%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -100% Buffer†	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-100%	Buffer	4%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 1-year with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -100% Buffer†	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -100% Buffer†	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-100%	Buffer	3%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 6-year with -100% Buffer†	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-100%	Buffer	4%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Standard with Annual Fee (Reduction Rate) Indexed Accounts
Nasdaq 100 1-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 1-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard with Annual Fee (Reduction Rate) Indexed Accounts-continued
Russell 2000 3-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard with Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 3-year with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Dual Directional Indexed Accounts
S&P 500 1-year Dual Directional with -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500 3-year Dual Directional with -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Dual Directional with Annual Fee (Reduction Rate) Indexed Accounts
S&P 500 1-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional with Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 1-year Dual Directional with Annual Fee and -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Contingent Return Indexed Accounts
S&P 500 1-year Contingent Return with -10% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500 1-year Contingent Return with -15% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500 1-year Contingent Return with -20% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500 2-year Contingent Return with -10% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500 2-year Contingent Return with -15% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500 2-year Contingent Return with -20% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500 3-year Contingent Return with -10% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500 3-year Contingent Return with -15% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500 3-year Contingent Return with -20% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500 6-year Contingent Return with -10% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Contingent Return	90%
S&P 500 6-year Contingent Return with -15% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Contingent Return	85%
S&P 500 6-year Contingent Return with -25% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Contingent Return	75%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%

For Contracts with applications signed on or after May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Contingent Return	75%
Income Choice Indexed Accounts
S&P 500 1-year Income Choice with -10% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500 1-year Income Choice with -20% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -10% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -20% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
*
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
†
Not available for Contracts issued in Oregon
§
Not available for Contracts issued in Missouri

For Contracts with applications signed prior to May 4, 2026
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts
iShares U.S. Real Estate ETF 1-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 1-year with -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -20% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -15% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -25% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI Emerging Markets 1-year with -10% Buffer	MSCI Emerging Markets	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 1-year with -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Nasdaq 100 3-year with -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap Rate	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 1-year with -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Russell 2000 6-year with -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -100% Buffer†	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500 3-year with -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Dual Directional Indexed Accounts
S&P 500 1-year Dual Directional with -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 1-year Dual Directional with -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 1-year Dual Directional with -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
Annual Lock Indexed Accounts
S&P 500 3-year Annual Lock with -10% Buffer	S&P 500	Market Index	3 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	99.9%
S&P 500 6-year Annual Lock with -10% Buffer	S&P 500	Market Index	6 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	100%
Contingent Return Indexed Accounts
S&P 500 1-year Contingent Return with -10% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500 1-year Contingent Return with -15% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500 1-year Contingent Return with -20% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500 2-year Contingent Return with -10% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500 2-year Contingent Return with -15% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500 2-year Contingent Return with -20% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500 3-year Contingent Return with -10% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500 3-year Contingent Return with -15% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500 3-year Contingent Return with -20% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500 1-year Contingent Return with -30% Trigger§	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Trigger	-30%	Trigger	1%	Minimum Contingent Return	100%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -30% Trigger§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Trigger	-30%	Trigger	1%	Minimum Contingent Return	100%
Income Choice Indexed Accounts
S&P 500 1-year Income Choice with -10% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Income Choice Indexed Accounts-continued
S&P 500 1-year Income Choice with -15% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Annualized Income Rate	85%
S&P 500 1-year Income Choice with -20% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500 1-year Income Choice with -25% Buffer§	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-25%	Buffer	1%	Minimum Annualized Income Rate	75%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -10% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -15% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Annualized Income Rate	85%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -20% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -25% Buffer§	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-25%	Buffer	1%	Minimum Annualized Income Rate	75%
Annual Fee (Reduction Rate) Indexed Accounts
Nasdaq 100 6-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 6-year with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Annual Fee (Reduction Rate) Plus Indexed Accounts
Nasdaq 100 3-year with Annual Fee Plus and -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee Plus and -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee Plus and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee Plus and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Annual Fee (Reduction Rate) Plus Indexed Accounts-continued
Russell 2000 6-year with Annual Fee Plus and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee Plus and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee Plus and -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
*
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
†
Not available for Contracts issued in Oregon
§
Not available for Contracts issued in Missouri
We will not offer Indexed Accounts with Caps, Contingent Returns, or Annualized Income Rates below 0.25%; Upside Participation Rates below 100%; or Total Reduction Rates above 30%.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee the Contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10% Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested. See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for more information.

The following is a list of Fixed Option(s) currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so. See “Investment Options – Interim Account” for more information.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.
Name	Contract Issue Year:	Minimum Guaranteed Interest Rate
Interim Account	2026	2.40%
	2025	2.65%
	2024	3.00%

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The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
ISP9119_12_E01_(05/26)
Reports and other information about RiverSource Life Insurance Company are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000258502
©2008-2026 RiverSource Life Insurance Company. All rights reserved.